Summary of Significant Accounting Policies - Schedule of Exchange Rates Translation (Details)	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016
Period-end RM : US$1/HKD$1 exchange rate		4.29		4.02
Period-average HKD : US$1/HKD$1 exchange rate		4.16		4.14
Malaysia, Ringgits [Member]
Period-end RM : US$1/HKD$1 exchange rate	4.06		4.48
Period-average HKD : US$1/HKD$1 exchange rate	4.27		4.39
HKD [Member]
Period-end RM : US$1/HKD$1 exchange rate	7.81	7.80	7.75	7.76
Period-average HKD : US$1/HKD$1 exchange rate	7.78	7.78	7.75	7.76